UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSRS
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21728

                      AETOS CAPITAL OPPORTUNITIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    ________


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.





AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Financial Statements (unaudited)

July 31, 2007

                               TABLE OF CONTENTS

Schedules of Investments ..................................................    1
Statements of Assets and Liabilities ......................................    6
Statements of Operations ..................................................    7
Statements of Changes in Members' Capital .................................    8
Statements of Cash Flows ..................................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   17
Approval of Investment Advisory Agreements ................................   28

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                      Schedule of Investments (Unaudited)
                                  July 31, 2007

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Convertible Arbitrage                 7.09%
Credit Strategies                    13.06%
Fixed Income Arbitrage               22.10%
Multi-Strategy/Event Arbitrage       57.75%

                                                                                       % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST           VALUE          CAPITAL*
----------------------------------------------------------------------------------------------------
Davidson Kempner Partners                              $  50,000,000   $  65,609,087       12.29%
Farallon Capital Offshore Investors, Inc.                 69,000,000      77,470,116       14.51
FFIP, L.P.                                                46,630,000      54,960,337       10.30
HBK Fund L.P.                                             60,000,000      61,337,000       11.49
Ishin Fund, LLC                                           33,000,000      37,503,016        7.03
Lazard Emerging Income, L.P.                              25,000,000      27,983,230        5.24
Oceanwood Global Opportunities Fund L.P.                  35,000,000      33,634,475        6.30
Parsec Trading Corp.                                      16,600,000      18,545,170        3.47
Pequot Credit Opportunities Fund, L.P.                    35,000,000      38,320,052        7.18
Pequot Short Credit Fund, L.P.                            27,000,000      30,715,457        5.75
Perry Partners, L.P.                                       7,045,298       8,311,513        1.56
Satellite Fund II, L.P.                                   25,850,000      36,127,564        6.77
South Hill Trading Corp.                                  12,899,450      15,374,801        2.88
Sowood Alpha Fund, L.P.                                   42,000,000      22,841,435        4.28
                                                       ---------------------------------------------
   Total                                               $ 485,024,748   $ 528,733,253       99.05%
                                                       =============================================

* Percentages are based on Members' Capital of $533,789,137.

The aggregate cost of investments for tax purposes was $530,489,512. Net unrealized depreciation on investments for tax purposes was $1,756,259 consisting of $34,529,335 of gross unrealized appreciation and $36,285,594 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.05% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                      Schedule of Investments (Unaudited)
                                  July 31, 2007

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Distressed Investments              100.00%

                                                                                       % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST           VALUE          CAPITAL*
----------------------------------------------------------------------------------------------------
Aurelius Capital Partners, L.P.                        $  27,500,000   $  31,256,739       21.58%
King Street Capital, L.P.                                 24,050,000      33,191,850       22.92
One East Partners, L.P.                                   27,500,000      28,715,282       19.82
Silver Point Capital Fund, L.P.                           24,100,000      32,870,519       22.69
Watershed Capital Partners, L.P.                          11,050,000      14,719,803       10.16
                                                       ---------------------------------------------
   Total                                               $ 114,200,000   $ 140,754,193       97.17%
                                                       =============================================

* Percentages are based on Members' Capital of $144,854,375.

The aggregate cost of investments for tax purposes was $124,503,713. Net unrealized appreciation on investments for tax purposes was $16,250,480 consisting of $16,250,480 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.17% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Aetos Capital Long/Short Strategies Fund, LLC
                      Schedule of Investments (Unaudited)
                                  July 31, 2007

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Short Equity Investments              3.66%
Long/Short Equity Investments        96.34%

                                                                                       % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST           VALUE          CAPITAL*
----------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                                $  32,000,000   $  57,814,969        6.20%
Bay Resource Partners, L.P.                               35,000,000      54,159,575        5.81
Cadmus Capital Partners (QP), L.P.                        64,330,248      77,863,506        8.35
Cantillon Pacific, L.P.                                   13,000,000      17,468,083        1.87
Cantillon U.S., L.P.                                      12,699,464      14,733,314        1.58
Cavalry Technology, L.P.                                  58,750,000      72,225,534        7.75
Copper River Partners, L.P.                               10,000,000       9,896,154        1.06
The Elkhorn Fund, LLC                                     55,854,685      64,004,005        6.87
Highside Capital Partners, L.P.                           60,000,000      83,660,663        8.98
Icarus Qualified Partners, L.P.                           21,000,000      24,117,314        2.59
JL Partners, L.P.                                         57,820,000      83,400,663        8.95
Millgate Partners II, L.P.                                22,000,000      21,562,453        2.31
North River Partners, L.P.                                45,650,000      52,547,182        5.64
Standard Global Equity Partners SA, L.P.                  58,700,000      76,056,924        8.16
UC Financials Fund Limited                                33,000,000      32,303,532        3.46
ValueAct Capital Partners III, L.P.                       75,000,000      82,109,187        8.81
Viking Global Equities, L.P.                              50,000,000      71,987,532        7.72
Woodbourne Daybreak Global Fund L.P.                      32,000,000      32,966,113        3.54
                                                       ---------------------------------------------
   Total                                               $ 736,804,397   $ 928,876,703       99.65%
                                                       =============================================

* Percentages are based on Members' Capital of $932,105,318.

The aggregate cost of investments for tax purposes was $786,988,116. Net unrealized appreciation on investments for tax purposes was $141,888,587 consisting of $143,126,448 of gross unrealized appreciation and $1,237,861 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.65% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               Aetos Capital Market Neutral Strategies Fund, LLC
                      Schedule of Investments (Unaudited)
                                  July 31, 2007

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Multi-Strategy                       25.62%
Low Beta/Market Neutral/Long Short   56.03%
Quantitative Asset Allocation        18.35%

                                                                                       % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST           VALUE          CAPITAL*
----------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.           $  26,187,363   $  30,233,799       23.49%
Bravura 99 Fund, L.P.                                     30,682,132      34,508,124       26.80
Cantillon U.S. Low Volatility, L.P.                       27,500,000      31,623,642       24.56
GMO Mean Reversion Fund                                   16,000,000      21,653,483       16.82
                                                       ---------------------------------------------
   Total                                               $ 100,369,495   $ 118,019,048       91.67%
                                                       =============================================

* Percentages are based on Members' Capital of $128,750,270.

The aggregate cost of investments for tax purposes was $103,330,410. Net unrealized appreciation on investments for tax purposes was $14,688,638 consisting of $14,688,638 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 91.67% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Aetos Capital Opportunities Fund, LLC
                      Schedule of Investments (Unaudited)
                                  July 31, 2007

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Credit Related                        8.40%
Event-Driven                         18.63%
Long/Short Equity Investments        58.13%
Real Assets                          14.84%

                                                                                       % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST           VALUE          CAPITAL*
----------------------------------------------------------------------------------------------------
Davidson Kempner Healthcare Fund L.P.                  $   5,000,000   $   4,485,111        2.59%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.      14,500,000      14,109,412        8.14
Joho Partners, L.P.                                       19,000,000      25,761,103       14.86
Pequot Short Credit Fund, L.P.                             8,000,000       8,670,109        5.00
Sansar Capital, L.P.                                      15,000,000      18,096,702       10.44
Saras Capital Partners, L.P.                              19,000,000      22,657,133       13.07
Scopia PX, LLC                                            14,000,000      17,695,894       10.21
Sheffield Institutional Partners, L.P.                     8,500,000       9,584,276        5.53
Spindrift Partners, L.P.                                  18,000,000      21,717,450       12.53
Standard Pacific Asymmetric Opportunities Fund, L.P.       3,000,000       3,630,064        2.10
                                                       ---------------------------------------------
   Total                                               $ 124,000,000   $ 146,407,254       84.47%
                                                       =============================================

* Percentages are based on Members' Capital of $173,327,059.

The aggregate cost of investments for tax purposes was $125,521,509. Net unrealized appreciation on investments for tax purposes was $20,885,745 consisting of $21,400,634 of gross unrealized appreciation and $514,889 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 84.47% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                  July 31, 2007
                                   (Unaudited)

                                                                      AETOS CAPITAL                   AETOS CAPITAL
                                                     AETOS CAPITAL     DISTRESSED     AETOS CAPITAL       MARKET
                                                    MULTI-STRATEGY     INVESTMENT      LONG/SHORT        NEUTRAL      AETOS CAPITAL
                                                       ARBITRAGE       STRATEGIES      STRATEGIES       STRATEGIES    OPPORTUNITIES
                                                       FUND, LLC        FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                                    --------------------------------------------------------------------------------
ASSETS
Investments in Portfolio Funds, at cost             $  485,024,748   $  114,200,000   $ 736,804,397   $ 100,369,495   $ 124,000,000
                                                    --------------------------------------------------------------------------------
Investments in Portfolio Funds, at value            $  528,733,253   $  140,754,193   $ 928,876,703   $ 118,019,048   $ 146,407,254
Cash and cash equivalents                               23,784,573        3,663,476       8,476,172      12,320,320      28,636,881
Prepaid investments                                     10,000,000       11,000,000      52,000,000       7,000,000       6,000,000
Receivable for sale of investments                              --          326,152              --              --         735,575
Accrued income                                              37,027           19,903          45,044          50,557          95,304
Prepaid tax withholding                                     27,744          425,297          90,649          71,258           5,932
                                                    --------------------------------------------------------------------------------
   Total assets                                        562,582,597      156,189,021     989,488,568     137,461,183     181,880,946
                                                    --------------------------------------------------------------------------------

LIABILITIES
Sales of Interests received in advance                  28,117,500       11,095,000      56,317,500       8,497,500       8,287,500
Investment management fees payable                         340,236           92,330         594,134          82,067         110,481
Administration fees payable                                198,083           52,296         317,042          47,895          59,255
Board of Managers' fees payable                              6,297            6,297           6,297           6,297           6,297
Other accrued expenses                                     131,344           88,723         148,277          77,154          90,354
                                                    --------------------------------------------------------------------------------
   Total liabilities                                    28,793,460       11,334,646      57,383,250       8,710,913       8,553,887
                                                    --------------------------------------------------------------------------------

   NET MEMBERS' CAPITAL                             $  533,789,137   $  144,854,375   $ 932,105,318   $ 128,750,270   $ 173,327,059
                                                    ================================================================================

MEMBERS' CAPITAL
Net capital                                         $  490,080,632   $  118,300,182   $ 740,033,012   $ 111,100,717   $ 150,919,805
Net unrealized appreciation on
   investments in Portfolio Funds                       43,708,505       26,554,193     192,072,306      17,649,553      22,407,254
                                                    --------------------------------------------------------------------------------
   Members' Capital                                 $  533,789,137   $  144,854,375   $ 932,105,318   $ 128,750,270   $ 173,327,059
                                                    ================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                  For the six-month period ended July 31, 2007
                                   (Unaudited)

                                                                      AETOS CAPITAL                   AETOS CAPITAL
                                                     AETOS CAPITAL     DISTRESSED     AETOS CAPITAL       MARKET
                                                    MULTI-STRATEGY     INVESTMENT      LONG/SHORT        NEUTRAL      AETOS CAPITAL
                                                       ARBITRAGE       STRATEGIES      STRATEGIES       STRATEGIES    OPPORTUNITIES
                                                       FUND, LLC        FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                                    --------------------------------------------------------------------------------
Investment income:
    Interest                                        $      663,962   $      180,741   $     663,938   $     225,636   $     278,876
                                                    --------------------------------------------------------------------------------

Expenses:
   Investment management fees                            1,971,759          510,582       3,225,477         463,335         594,186
   Administration fees                                     231,971           60,956         372,749          57,292          69,950
   Board of Managers' fees                                  13,142           13,142          13,142          13,142          13,142
   Professional fees                                        86,508           66,308          97,333          62,433          64,550
   Custodian fees                                           27,969            8,348          44,786           7,725           9,475
   Printing fees                                             4,000            4,000           4,000           4,000           4,000
   Registration fees                                         3,231            3,239           5,101           3,619           3,000
   Other expenses                                           11,835            9,298          11,570           9,108           5,364
                                                    --------------------------------------------------------------------------------
      Total expenses                                     2,350,415          675,873       3,774,158         620,654         763,667
      Fund expenses reimbursed                                  --           (5,547)             --          (6,639)             --
                                                    --------------------------------------------------------------------------------
Net expenses                                             2,350,415          670,326       3,774,158         614,015         763,667
                                                    --------------------------------------------------------------------------------
Net investment loss                                     (1,686,453)        (489,585)     (3,110,220)       (388,379)       (484,791)
                                                    --------------------------------------------------------------------------------

Net gain on Portfolio Funds sold                         7,972,902               --              --              --         214,449
Net change in unrealized
   appreciation/(depreciation) on
   investments in Portfolio Funds                      (19,990,365)       7,187,722      70,237,569       5,860,564      13,733,557
                                                    --------------------------------------------------------------------------------
Net increase/(decrease) in Members'
   Capital derived from
   investment activities                            $  (13,703,916)  $    6,698,137   $  67,127,349   $   5,472,185   $  13,463,215
                                                    ================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

For the six-month period ended July 31, 2007 and the year ended January 31, 2007

                                                                                                       AETOS CAPITAL DISTRESSED
                                                                    AETOS CAPITAL MULTI-STRATEGY         INVESTMENT STRATEGIES
                                                                        ARBITRAGE FUND, LLC                   FUND, LLC
                                                                   ------------------------------   ------------------------------

                                                                      2/1/07 -                         2/1/07 -
                                                                      7/31/07         2/1/06 -         7/31/07         2/1/06 -
                                                                    (UNAUDITED)       1/31/07        (UNAUDITED)       1/31/07
                                                                   ------------------------------   ------------------------------
From investment activities:
   Net investment loss                                             $  (1,686,453)  $  (2,877,831)   $    (489,585)  $    (599,072)
   Net gain on Portfolio Funds sold                                    7,972,902       5,872,811               --       2,284,426
   Net change in unrealized
      appreciation/(depreciation) on
      investments in Portfolio Funds                                 (19,990,365)     35,987,994        7,187,722       9,650,831
                                                                   ------------------------------   ------------------------------
         Net increase/(decrease) in Members' Capital
           derived from investment activities                        (13,703,916)     38,982,974        6,698,137      11,336,185
                                                                   ------------------------------   ------------------------------

Distributions:
   Tax withholding on behalf of foreign investors                             --        (148,370)              --          25,426
                                                                   ------------------------------   ------------------------------
Total distributions                                                           --        (148,370)              --          25,426
                                                                   ------------------------------   ------------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                                  132,326,407      98,597,798       43,589,401      39,449,483
   Redemptions of Interests                                          (48,130,643)    (14,826,540)     (21,255,760)     (7,788,545)
   Transfers of Interests                                             15,665,220       4,759,000        5,855,692         436,000
                                                                   ------------------------------   ------------------------------
Net increase in Members' Capital derived from
   capital transactions                                               99,860,984      88,530,258       28,189,333      32,096,938
                                                                   ------------------------------   ------------------------------
Net increase in Members' Capital                                      86,157,068     127,364,862       34,887,470      43,458,549
Members' Capital at beginning of period                              447,632,069     320,267,207      109,966,905      66,508,356
                                                                   ------------------------------   ------------------------------
Members' Capital at end of period                                  $ 533,789,137   $ 447,632,069    $ 144,854,375   $ 109,966,905
                                                                   ==============================   ==============================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

For the six-month period ended July 31, 2007 and the year ended January 31, 2007

                                                                                                            AETOS CAPITAL
                                                                      AETOS CAPITAL LONG/SHORT              MARKET NEUTRAL
                                                                        STRATEGIES FUND, LLC             STRATEGIES FUND, LLC
                                                                   ------------------------------   ------------------------------

                                                                      2/1/07 -                         2/1/07 -
                                                                      7/31/07         2/1/06 -         7/31/07         2/1/06 -
                                                                    (UNAUDITED)       1/31/07        (UNAUDITED)       1/31/07
                                                                   ------------------------------   ------------------------------
From investment activities:
   Net investment loss                                             $  (3,110,220)  $  (3,946,968)   $    (388,379)  $    (744,903)
   Net gain on Portfolio Funds sold                                           --       3,884,397               --         251,096
   Net change in unrealized appreciation on
      investments in Portfolio funds                                  70,237,569      60,092,379        5,860,564       4,492,304
                                                                   ------------------------------   ------------------------------
         Net increase in Members' Capital
           derived from investment activities                         67,127,349      60,029,808        5,472,185       3,998,497
                                                                   ------------------------------   ------------------------------

Distributions:
   Tax withholding on behalf of foreign investors                             --        (170,544)              --         (95,949)
                                                                   ------------------------------   ------------------------------
Total distributions                                                           --        (170,544)              --         (95,949)
                                                                   ------------------------------   ------------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                                  239,937,828     232,971,335       33,318,810      23,497,767
   Redemptions of Interests                                         (108,311,413)    (24,776,905)      (7,915,113)     (4,890,124)
   Transfers of Interests                                             (4,858,400)     (1,659,000)     (16,662,512)     (3,558,000)
                                                                   ------------------------------   ------------------------------
Net increase in Members' Capital derived from
   capital transactions                                              126,768,015     206,535,430        8,741,185      15,049,643
                                                                   ------------------------------   ------------------------------
Net increase in Members' Capital                                     193,895,364     266,394,694       14,213,370      18,952,191
Members' Capital at beginning of period                              738,209,954     471,815,260      114,536,900      95,584,709
                                                                   ------------------------------   ------------------------------
Members' Capital at end of period                                  $ 932,105,318   $ 738,209,954    $ 128,750,270   $ 114,536,900
                                                                   ==============================   ==============================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Statement of Changes in Members' Capital (concluded)

For the six-month period ended July 31, 2007 and the year ended January 31, 2007

                                                           AETOS CAPITAL
                                                      OPPORTUNITIES FUND, LLC
                                                   -----------------------------

                                                      2/1/07 -
                                                       7/31/07        2/1/06 -
                                                     (UNAUDITED)      1/31/07
                                                   -----------------------------
From investment activities:
   Net investment loss                             $    (484,791) $    (622,061)
   Net gain/(loss) on Portfolio Funds sold               214,449     (1,948,906)
   Net change in unrealized appreciation
      on investments in Portfolio Funds               13,733,557      6,112,694
                                                   -----------------------------
         Net increase in Members' Capital
           derived from investment activities         13,463,215      3,541,727
                                                   -----------------------------

Distributions:
   Tax withholding on behalf of foreign investors             --        (21,233)
                                                   -----------------------------
Total distributions                                           --        (21,233)
                                                   -----------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                   46,641,234     65,538,828
   Redemptions of Interests                          (26,685,919)    (2,028,981)
   Transfers of Interests                                     --         22,000
                                                   -----------------------------
Net increase in Members' Capital derived from
   capital transactions                               19,955,315     63,531,847
                                                   -----------------------------
Net increase in Members' Capital                      33,418,530     67,052,341
Members' Capital at beginning of period              139,908,529     72,856,188
                                                   -----------------------------
Members' Capital at end of period                  $ 173,327,059  $ 139,908,529
                                                   =============================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                  For the six-month period ended July 31, 2007
                                   (Unaudited)

                                                                       AETOS CAPITAL                 AETOS CAPITAL
                                                       AETOS CAPITAL    DISTRESSED    AETOS CAPITAL     MARKET
                                                       MULTI-STRATEGY   INVESTMENT     LONG/SHORT       NEUTRAL     AETOS CAPITAL
                                                         ARBITRAGE      STRATEGIES     STRATEGIES     STRATEGIES    OPPORTUNITIES
                                                         FUND, LLC       FUND, LLC      FUND, LLC      FUND, LLC      FUND, LLC
                                                       ---------------------------------------------------------------------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                           $ (186,500,000) $ (31,000,000) $(126,000,000) $          --  $ (22,000,000)
Sales of Portfolio Funds                                   29,896,598             --             --             --     14,714,449
Net investment loss                                        (1,686,453)      (489,585)    (3,110,220)      (388,379)      (484,791)
Adjustments to reconcile net investment loss to net
  cash used in operating activities:
   Decrease/(increase) in prepaid investments              50,000,000     (4,000,000)   (42,000,000)    (7,000,000)     7,000,000
   Decrease/(increase) in accrued income                      128,239         10,586         (2,444)       (39,091)       (62,232)
   Increase in prepaid tax withholding                        (27,744)      (420,091)       (90,649)       (71,258)        (5,932)
   Decrease in receivable for sale of investments           5,331,897             --             --             --        722,436
   Decrease in due from investment manager                         --            489             --             --             --
   Increase in investment management fees payable              54,916         22,237        123,588          9,060         21,301
   Increase in administration fees payable                    132,324         35,747        210,258         29,763         39,044
   Increase in Board of Managers' fees payable                    822            822            822            822            822
   Increase/(decrease) in other accrued expenses                2,046          8,070         (1,675)           599         11,744
                                                       ---------------------------------------------------------------------------
Net cash used in operating activities                    (102,667,355)   (35,831,725)  (170,870,320)    (7,458,484)       (43,159)
                                                       ---------------------------------------------------------------------------

DISTRIBUTIONS
Tax withholding on behalf of foreign investors                 (4,272)            --        (26,587)        (3,347)        (3,792)
                                                       ---------------------------------------------------------------------------
Total distributions                                            (4,272)            --        (26,587)        (3,347)        (3,792)
                                                       ---------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in sales of Interests received in advance         24,067,805     10,389,595     50,656,265      7,742,460      8,183,775
Proceeds from sales of Interests                          132,326,407     43,589,401    239,937,828     33,318,810     46,641,234
Redemptions of Interests                                  (48,130,643)   (21,255,760)  (108,311,413)    (7,915,113)   (26,685,919)
Transfers of Interests                                     15,665,220      5,855,692     (4,858,400)   (16,662,512)            --
                                                       ---------------------------------------------------------------------------
Net cash provided by financing activities                 123,928,789     38,578,928    177,424,280     16,483,645     28,139,090
                                                       ---------------------------------------------------------------------------

Net increase in cash and cash equivalents                  21,257,162      2,747,203      6,527,373      9,021,814     28,092,139
Cash and cash equivalents, beginning of period              2,527,411        916,273      1,948,799      3,298,506        544,742
                                                       ---------------------------------------------------------------------------
Cash and cash equivalents, end of period               $   23,784,573  $   3,663,476  $   8,476,172  $  12,320,320  $  28,636,881
                                                       ===========================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights

                                                           AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                         --------------------------------------------------------------------------------------
                                           2/1/07 -
                                           7/31/07          2/1/06 -     2/1/05 -       2/1/04 -     2/1/03 -     8/21/02* -
                                         (UNAUDITED)         1/31/07      1/31/06       1/31/05       1/31/04       1/31/03
                                         --------------------------------------------------------------------------------------
Total return(1)                              (2.32)%           10.36%         6.48%         2.98%       13.17%       4.44%

Net assets, end of period (000's)        $ 533,789         $ 447,632     $ 320,267     $ 245,964     $ 35,075     $ 1,092

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                   0.89% (3)         0.95%         0.95%         1.07%        5.04%      43.96% (3)
   Expenses, net of waivers and
      reimbursements (2)(4)                   0.89% (3)         0.95%         0.95%         1.00%        1.13%       1.25% (3)
   Net investment loss, before waivers
      and reimbursements                     (0.64)% (3)       (0.75)%       (0.77)%       (0.96)%      (4.87)%    (43.95)% (3)
   Net investment loss, net of waivers
      and reimbursements                     (0.64)% (3)       (0.75)%       (0.77)%       (0.89)%      (0.96)%     (1.24)% (3)

Portfolio turnover rate (5)                   6.15%            16.80%         6.24%         0.00%        0.00%       0.00%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                         --------------------------------------------------------------------------------------
                                           2/1/07 -
                                           7/31/07          2/1/06 -      2/1/05 -      2/1/04 -     2/1/03 -     8/21/02* -
                                         (UNAUDITED)        1/31/07       1/31/06       1/31/05       1/31/04      1/31/03
                                         --------------------------------------------------------------------------------------
Total return(1)                               5.25%            12.95%         8.46%        10.24%       22.13%       5.38%

Net assets, end of period (000's)        $ 144,854         $ 109,967     $  66,508     $  45,254     $ 14,179     $ 2,355

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                   1.00% (3)         1.08%         1.24%         1.55%        7.72%      22.93% (3)
   Expenses, net of waivers and
      reimbursements (2)(4)                   0.99% (3)         1.00%         1.00%         1.00%        1.18%       1.25% (3)
   Net investment loss, before waivers
      and reimbursements                     (0.73)% (3)       (0.76)%       (0.88)%       (1.50)%      (7.65)%    (22.92)% (3)
   Net investment loss, net of waivers
      and reimbursements                     (0.72)% (3)       (0.68)%       (0.64)%       (0.95)%      (1.11)%     (1.24)% (3)

Portfolio turnover rate (5)                   0.00%            13.69%         0.00%         0.00%       16.94%       0.00%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                         --------------------------------------------------------------------------------------
                                           2/1/07 -
                                           7/31/07          2/1/06 -      2/1/05 -      2/1/04 -     2/1/03 -     8/21/02* -
                                         (UNAUDITED)        1/31/07       1/31/06       1/31/05      1/31/04       1/31/03
                                         --------------------------------------------------------------------------------------
Total return(1)                               8.04%             9.61%        11.66%         3.90%       12.88%      (0.89)%

Net assets, end of period (000's)        $ 932,105         $ 738,210     $ 471,815     $ 325,337     $ 57,668     $ 3,562

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                   0.88% (3)         0.92%         0.94%         1.05%        4.09%      18.87% (3)
   Expenses, net of waivers and
      reimbursements (2)(4)                   0.88% (3)         0.92%         0.94%         1.00%        1.14%       1.25% (3)
   Net investment loss, before waivers
      and reimbursements                     (0.73)% (3)       (0.65)%       (0.78)%       (0.95)%      (3.96)%    (18.86)% (3)
   Net investment loss, net of waivers
      and reimbursements                     (0.73)% (3)       (0.65)%       (0.78)%       (0.90)%      (1.01)%     (1.24)% (3)

Portfolio turnover rate (5)                   0.00%             6.13%         9.65%         4.06%        0.00%      20.87%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                          AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
                                         --------------------------------------------------------------------------------------
                                           2/1/07 -
                                           7/31/07          2/1/06 -     2/1/05 -       2/1/04 -     2/1/03 -     8/21/02* -
                                         (UNAUDITED)        1/31/07       1/31/06       1/31/05      1/31/04       1/31/03
                                         --------------------------------------------------------------------------------------
Total return(1)                               4.57%             3.68%         4.19%         1.84%        2.81%       0.13%

Net assets, end of period (000's)        $ 128,750         $ 114,537     $  95,585     $  82,230     $ 14,120     $ 1,526

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                   1.01% (3)         1.02%         1.09%         1.33%        8.79%      31.67% (3)
   Expenses, net of waivers and
      reimbursements (2)(4)                   1.00% (3)         1.00%         1.00%         1.00%        1.15%       1.25% (3)
   Net investment loss, before waivers
      and reimbursements                     (0.64)% (3)       (0.71)%       (0.74)%       (1.28)%      (8.69)%    (31.65)% (3)
   Net investment loss, net of waivers
      and reimbursements                     (0.63)% (3)       (0.69)%       (0.65)%       (0.95)%      (1.05)%     (1.23)% (3)

Portfolio turnover rate (5)                   0.00%            10.29%         0.00%        45.70%        0.00%       0.00%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)

                                              AETOS CAPITAL OPPORTUNITIES FUND, LLC
                                         ----------------------------------------------
                                           2/1/07 -
                                           7/31/07          2/1/06 -     5/27/05* -
                                         (UNAUDITED)        1/31/07       1/31/06
                                         ----------------------------------------------
Total return(1)                               8.85%             2.41%        4.94%

Net assets, end of period (000's)        $ 173,327         $ 139,909     $ 72,856

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                   0.97% (3)         1.05%        1.44% (3)
   Expenses, net of waivers and
      reimbursements (2)(4)                   0.97% (3)         1.04%        1.07% (3)
   Net investment loss, before waivers
      and reimbursements                     (0.62)% (3)       (0.57)%      (1.11)% (3)
   Net investment loss, net of waivers
      and reimbursements                     (0.62)% (3)       (0.56)%      (0.74)% (3)

Portfolio turnover rate (5)                  10.16%            24.26%        0.00%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                  July 31, 2007
                                   (Unaudited)

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC, the Aetos Capital Market Neutral Strategies Fund, LLC and the Aetos Capital Opportunities Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of July 31, 2007 the Feeder Funds' beneficial ownership of their corresponding Master Funds' members' capital are 67%, 61%, 67%, 72% and 76% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, Aetos Capital Market Neutral Strategies Cayman Fund and Aetos Capital Opportunities Cayman Fund, respectively.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

Aetos Capital Opportunities Fund, LLC (the "Opportunities Fund") seeks capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are listed as distributions in the Statements of Changes in Members' Capital, and are allocated to the individual Members' Capital accounts to which they apply.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.25% (0.35% in the case of the Opportunities Fund) of each Fund's average monthly net assets, at least until May 31, 2008.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million and 0.08% on net assets over $500 million, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $3,000 annually to act as qualified Custodian for its Cayman feeder fund.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act receives an annual retainer of $32,000 and regular quarterly meeting fees of $3,250 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee receives an additional annual retainer of $1,900. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. INVESTMENT TRANSACTIONS

For the six-month period ended July 31, 2007, purchases and sales of investments were as follows:

FUND                                                        PURCHASES        SALES
--------------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $186,500,000   $29,896,598
Aetos Capital Distressed Investment Strategies Fund, LLC     31,000,000            --
Aetos Capital Long/Short Strategies Fund, LLC               126,000,000            --
Aetos Capital Market Neutral Strategies Fund, LLC                    --            --
Aetos Capital Opportunities Fund, LLC                        22,000,000    14,714,449

7. INVESTMENTS

As of July 31, 2007, collectively the Funds had investments in fifty Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of July 31, 2007. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provisions.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                                  FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                 7/31/2007        CAPITAL       LIQUIDITY*
----------------------------------------------------------------------------------------------------------------------------
Davidson Kempner Partners                     Multi-Strategy/Event Arbitrage     $ 65,609,087           12.29%    Quarterly
Farallon Capital Offshore Investors, Inc.     Multi-Strategy/Event Arbitrage       77,470,116           14.51       Annual
FFIP, L.P.                                        Fixed Income Arbitrage           54,960,337           10.30       Annual
HBK Fund L.P.                                 Multi-Strategy/Event Arbitrage       61,337,000           11.49     Quarterly
Ishin Fund, LLC                                    Convertible Arbitrage           37,503,016            7.03       Annual
Lazard Emerging Income, L.P.                      Fixed Income Arbitrage           27,983,230            5.24      Monthly
Oceanwood Global
   Opportunities Fund L.P.                    Multi-Strategy/Event Arbitrage       33,634,475            6.30       Annual
Parsec Trading Corp.                              Fixed Income Arbitrage           18,545,170            3.47      Monthly
Pequot Credit Opportunities Fund, L.P.               Credit Strategies             38,320,052            7.18       Annual
Pequot Short Credit Fund, L.P.                       Credit Strategies             30,715,457            5.75     Quarterly
Perry Partners, L.P.                          Multi-Strategy/Event Arbitrage        8,311,513            1.56       Annual
Satellite Fund II, L.P.                       Multi-Strategy/Event Arbitrage       36,127,564            6.77       Annual
South Hill Trading Corp.                          Fixed Income Arbitrage           15,374,801            2.88      Monthly
Sowood Alpha Fund, L.P.                       Multi-Strategy/Event Arbitrage       22,841,435            4.28       Annual
                                                                                 ----------------------------
                                                                                 $528,733,253           99.05%
                                                                                 ----------------------------

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                                                  FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                 7/31/2007        CAPITAL       LIQUIDITY*
----------------------------------------------------------------------------------------------------------------------------
Aurelius Capital Partners, L.P.                   Distressed Investments         $ 31,256,739           21.58%   Semi-Annual
King Street Capital, L.P.                         Distressed Investments           33,191,850           22.92     Quarterly
One East Partners, L.P.                           Distressed Investments           28,715,282           19.82     Quarterly
Silver Point Capital Fund, L.P.                   Distressed Investments           32,870,519           22.69      Annual
Watershed Capital Partners, L.P.                  Distressed Investments           14,719,803           10.16     Quarterly
                                                                                 ----------------------------
                                                                                 $140,754,193           97.17%
                                                                                 ----------------------------

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                                  FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                       STRATEGY                7/31/2007        CAPITAL       LIQUIDITY*
----------------------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                        Long/Short Equity Investments     $ 57,814,969            6.20%   Semi-Annual
Bay Resource Partners, L.P.                    Long/Short Equity Investments       54,159,575            5.81      Annual
Cadmus Capital Partners (QP), L.P.             Long/Short Equity Investments       77,863,506            8.35     Quarterly
Cantillon Pacific, L.P.                        Long/Short Equity Investments       17,468,083            1.87     Quarterly
Cantillon U.S., L.P.                           Long/Short Equity Investments       14,733,314            1.58     Quarterly
Cavalry Technology, L.P.                       Long/Short Equity Investments       72,225,534            7.75      Annual
Copper River Partners, L.P.                       Short Equity Investments          9,896,154            1.06      Annual
The Elkhorn Fund, LLC                          Long/Short Equity Investments       64,004,005            6.87     Quarterly
Highside Capital Partners, L.P.                Long/Short Equity Investments       83,660,663            8.98      Annual
Icarus Qualified Partners, L.P.                   Short Equity Investments         24,117,314            2.59      Annual
JL Partners, L.P.                              Long/Short Equity Investments       83,400,663            8.95     Quarterly
Millgate Partners II, L.P.                     Long/Short Equity Investments       21,562,453            2.31     Quarterly
North River Partners, L.P.                     Long/Short Equity Investments       52,547,182            5.64     Quarterly
Standard Global Equity Partners SA, L.P.       Long/Short Equity Investments       76,056,924            8.16      Annual
UC Financials Fund Limited                     Long/Short Equity Investments       32,303,532            3.46      Monthly
ValueAct Capital Partners III, L.P.            Long/Short Equity Investments       82,109,187            8.81      Annual
Viking Global Equities, L.P.                   Long/Short Equity Investments       71,987,532            7.72      Annual
Woodbourne Daybreak Global Fund L.P.           Long/Short Equity Investments       32,966,113            3.54     Quarterly
                                                                                 ----------------------------
                                                                                 $928,876,703           99.65%
                                                                                 ----------------------------

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

                                                                                  FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                 7/31/2007        CAPITAL       LIQUIDITY*
----------------------------------------------------------------------------------------------------------------------------
AQR Absolute Return
   Institutional Fund, L.P.                           Multi-Strategy             $ 30,233,799           23.49%    Quarterly
Bravura 99 Fund, L.P.                       Low Beta/Market Neutral/Long Short     34,508,124           26.80     Quarterly
Cantillon U.S. Low Volatility L.P.          Low Beta/Market Neutral/Long Short     31,623,642           24.56     Quarterly
GMO Mean Reversion Fund                       Quantitative Asset Allocation        21,653,483           16.82     Quarterly
                                                                                 ----------------------------
                                                                                 $118,019,048           91.67%
                                                                                 ----------------------------

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                                                  FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                                      STRATEGY                 7/31/2007        CAPITAL       LIQUIDITY*
----------------------------------------------------------------------------------------------------------------------------
Davidson Kempner Healthcare Fund L.P.          Long/Short Equity Investments     $  4,485,111            2.59%   Semi-Annual
GMO U.S. Tactical Opportunities
   Fund (Onshore), L.P.                        Long/Short Equity Investments       14,109,412            8.14      Monthly
Joho Partners, L.P.                            Long/Short Equity Investments       25,761,103           14.86    Semi-Annual
Pequot Short Credit Fund, L.P.                        Credit Related                8,670,109            5.00     Quarterly
Sansar Capital, L.P.                           Long/Short Equity Investments       18,096,702           10.44     Quarterly
Saras Capital Partners, L.P.                   Long/Short Equity Investments       22,657,133           13.07       Annual
Scopia PX, LLC                                         Event-Driven                17,695,894           10.21     Quarterly
Sheffield Institutional Partners, L.P.                 Event-Driven                 9,584,276            5.53       Annual
Spindrift Partners, L.P.                                Real Assets                21,717,450           12.53    Semi-Annual
Standard Pacific Asymmetric
   Opportunities Fund, L.P.                           Credit Related                3,630,064            2.10       Annual
                                                                                 ----------------------------
                                                                                 $146,407,254           84.47%
                                                                                 ----------------------------

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

8. SUBSEQUENT EVENTS

Through September 1, 2007, the Funds received the following contributions:

FUND                                                                   AMOUNT
--------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC                    $30,261,595
Aetos Capital Distressed Investment Strategies Fund, LLC             11,836,595
Aetos Capital Long/Short Strategies Fund, LLC                        61,349,095
Aetos Capital Market Neutral Strategies Fund, LLC                     9,215,845
Aetos Capital Opportunities Fund, LLC                                 8,732,845

recorded the following transfers:

FUND                                                                   AMOUNT
--------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC                    $   (73,000)
Aetos Capital Distressed Investment Strategies Fund, LLC                 99,900
Aetos Capital Long/Short Strategies Fund, LLC                           176,603
Aetos Capital Market Neutral Strategies Fund, LLC                      (150,403)
Aetos Capital Opportunities Fund, LLC                                   (53,100)

and paid no redemptions.

9. RECENT ACCOUNTING PRONOUNCEMENTS

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109" ("FIN 48"), as required, on February 1, 2007. FIN 48 requires the Investment Manager to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets as of February 1, 2007.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have a material impact on the Funds' financial statements upon adoption. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds' financial statement disclosures.

                    Notes to Financial Statements (concluded)

10. COMMITMENTS

At July 31, 2007, the Funds had made commitments to purchase underlying funds as follows:

FUND                                                                  AMOUNT
--------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
   Ishin Fund, LLC                                                 $  5,000,000
   Pequot Short Credit Fund, L.P.                                     5,000,000
                                                                   -------------
                                                                     10,000,000
                                                                   -------------
Aetos Capital Distressed Investment Strategies Fund, LLC
   Aurelius Capital Partners, L.P.                                    3,000,000
   King Street Capital, L.P.                                          2,000,000
   One East Partners, L.P.                                            4,000,000
   Silver Point Capital Fund, L.P.                                    2,000,000
                                                                   -------------
                                                                     11,000,000
                                                                   -------------
Aetos Capital Long/Short Strategies Fund, LLC
   Cantillon U.S., L.P.                                              10,000,000
   Copper River Partners, L.P.                                        5,000,000
   The Elkhorn Fund, LLC                                              7,000,000
   UC Financials Fund Limited                                        10,000,000
   Woodbourne Daybreak Global Fund L.P.                              20,000,000
                                                                   -------------
                                                                     52,000,000
                                                                   -------------
Aetos Capital Market Neutral Strategies Fund, LLC
   GMO Mean Reversion Fund                                            7,000,000
                                                                   -------------
                                                                      7,000,000
                                                                   -------------
Aetos Capital Opportunities Fund, LLC
   Pequot Short Credit Fund, L.P.                                     6,000,000
                                                                   -------------
                                                                      6,000,000
                                                                   -------------

             Approval of Investment Advisory Agreements (unaudited)

At a meeting held in person on July 12, 2007, the Board of Managers of each Fund, including the independent board members (the "Boards"), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by Aetos. The Boards also considered the proposed fees to be charged under the advisory agreements, as well as each Fund's performance, and reviewed the comparative fee and performance data previously provided by Aetos. The Independent Board Members reviewed reports from third parties and management about the foregoing factors. The Board members gave particular consideration to the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards reviewed and considered the nature and extent of the investment advisory services provided by Aetos to each Fund under the Investment Advisory Agreements (the "Advisory Agreement"), including the selection of underlying hedge funds ("Portfolio Funds"), allocation of each Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' investment managers ("Portfolio Managers"), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Aetos under the Advisory Agreement, including, among other things, providing to each Fund office facilities, equipment, and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of Aetos who provide the investment advisory and administrative services to each Fund. The Boards determined that Aetos' portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the performance of each Fund based on information provided by Aetos that showed (i) each Fund's historical performance as of May 2007 compared to various diversified hedge fund indices, and (ii) each Fund's return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Boards considered each Fund's positive performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally or to any one Portfolio Fund, and the relatively low level of performance volatility of the Funds. The Boards concluded that each Fund's performance was satisfactory.

       Approval of Investment Advisory Agreements (continued) (unaudited)

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the advisory fee rate and total expense ratio of each Fund. The Boards also reviewed the annual 0.50% separate program (the "Program") fee and the performance fee of 10% of aggregate Program net profits (the "Incentive Fee") payable to Aetos by investors in the Funds. The Boards noted that Aetos had contractually agreed to cap "other expenses," other than extraordinary or non-recurring expenses, at 0.25% (0.35% with respect to the Aetos Capital Opportunities Fund) at least until May 31, 2008, so that the net expenses (excluding the Incentive Fee) do not exceed (a) 1.50% (1.60% with respect to an investor in the Aetos Capital Opportunities Fund) of an investor's average monthly Program assets (assuming that the maximum Program fee applies), with respect to investors participating in the Program or (b) 1.00% (1.10% with respect to an investor in the Aetos Capital Opportunities Fund) of an investor's average monthly Fund assets, with respect to investors investing directly in the Funds. The Boards also reviewed a report prepared by Aetos comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to Aetos, including the Program fee and the Incentive Fee, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that each Fund's advisory fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Boards reviewed the structure of each Fund's management fee schedule under the Advisory Agreement and noted that it does not include any breakpoints. The Boards considered that each Fund's advisory fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

PROFITABILITY OF ADVISER AND AFFILIATES

The Boards considered and reviewed information concerning the costs incurred and profits realized by Aetos and its affiliates during the previous year from Aetos' relationship with each Fund. The Boards noted that the Funds' investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by Aetos are appropriate. The Boards noted that Aetos had only become profitable in 2005, and that its profit margins had not been substantial since that time. Based on their review of the information they received, the Boards concluded that the profits earned by Aetos and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Boards concluded it would be in the best interest of each Fund and its members to approve renewal of the Advisory Agreement for an additional annual term.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's last proxy solicitation.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Aetos Capital Opportunities Fund, LLC


By (Signature and Title)*                  /s/ Michael F. Klein
                                           -----------------------------------
                                           Michael F. Klein, President

Date: 10/4/07





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Michael F. Klein
                                           -----------------------------------
                                           Michael F. Klein, President

Date: 10/4/07


By (Signature and Title)*                  /s/ Scott D. Sawyer
                                           -----------------------------------
                                           Scott D. Sawyer, Treasurer

Date: 10/4/07

* Print the name and title of each signing officer under his or her signature.